Intangible assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible assets
16.	Intangible assets

		Other intangibles assets
	Goodwill	License and software rights	Intangible in process	Total
Cost -
Balance at January 1, 2017	$20,380	$74,149	$16,078	$110,607
Additions	—	1,783	16,898	18,681
Disposals	—	(4,891)	—	(4,891)
Reclassifications	—	3,642	(2,085)	1,557

Balance at December 31, 2017	$20,380	$74,683	$30,891	$125,954
Additions	—	2,711	27,471	30,182
Disposals	—	—	—	—
Reclassifications	—	16,730	(16,730)	—

Balance at December 31, 2018	$20,380	$94,124	$41,632	$156,136
Additions	—	8,503	16,962	25,465
Disposals	—	(86)	—	(86)
Reclassifications	—	40,660	(40,660)	—

Balance at December 31, 2019	$20,380	$143,201	$17,934	181,515
Amortization -
Balance at January 1, 2017	$—	$(41,105)	$—	$(41,105)
Amortization for the year	—	(8,628)	—	(8,628)
Disposals	—	4,894	—	4,894
Balance at December 31, 2017	$—	$(44,839)	$—	$(44,839)
Amortization for the year	—	(10,129)	—	(10,129)
Disposals	—	—	—	—
Balance at December 31, 2018	$—	$(54,968)	$—	$(54,968)
Amortization for the year	—	(18,437)	—	(18,437)
Disposals	—	6	—	6

Balance at December 31, 2019	$—	$(73,399)	$—	$(73,399)
Carrying amounts -
At December 31, 2017	$20,380	$29,844	$30,891	$81,115

At December 31, 2018	$20,380	$39,156	$41,632	$101,168

At December 31, 2019	$20,380	$69,802	$17,934	$108,116

Goodwill
For impairment testing
,
goodwill acquired through business combinations is allocated to the air transportation CGU. Goodwill is tested for impairment annually as at 30 August and when circumstances indicate that the carrying value may be impaired.
The Company considers the relationship between its market capitalization and its book value, among other factors, when reviewing for indicators of impairment. As of December 30, 2019, the market capitalization of the Company is greater than the book value of its equity, indicating goodwill is not impaired.
The recoverable amount of $4.3 billion (2018: $5.2 billion) has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The cash flows beyond the five-year period are extrapolated using a 3.0% growth rate. It was concluded that no impairment charge is necessary since the estimated recoverable amount of the CGU exceed its carrying value.
The calculations of value in use of the CGU are sensitive to the following main assumptions:

•	Revenue – the Company calculated the projected passenger revenue based on the current beliefs, expectations, and projections about future events and financial trends affecting its business.

•
Cash flows
–
determination of the terminal value is based on the present value of the Company’s cash flows in perpetuity. When estimating the cash flows for use in the residual value calculation, it is essential to clearly define the normalized cash flows level, the appropriate discount rate for the degree of risk inherent in that return stream, and a constant future growth rate for the related cash flows. To estimate the value, the Gordon Growth Model was used.

•
Discount rates – The selected pre-tax rate of 13.5% represents the current market assessment of the risks specific to the CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Company and its operating segment and is derived from its pre-tax weighted average cost of capital (WACC). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Company’s investors. The cost of debt is based on the interest-bearing borrowings the Company is obliged to service. Segment-specific risk is incorporated by applying individual beta factors. The beta factors are evaluated annually based on publicly available market data.

Sensitivity to changes in assumptions

•	The Company estimated that a reduction to 12.5% or an increase to 14.5% in the discount rate would not cause the carrying amounts to exceed the recoverable amount.
Other intangible assets
Intangible assets in process
Intangible assets in process as of December 31, 2019 and 2018 mainly comprise the development of an operational system.
During 2019, the Company capitalized $23.6 million of the new tickets reservation system. During 2018, the Company capitalized a $16.7 million of a new internet booking engine, renew aircraft maintenance systems and other programs.